Note 8 - Furniture, Fixture and Equipment - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning of the year	$ 13,460
End of the year	12,162	$ 13,460
Furniture and Fixtures [member]
Statement Line Items [Line Items]
Beginning of the year	291
End of the year	306	291
Equipment [member]
Statement Line Items [Line Items]
Beginning of the year	11,883
End of the year	10,742	11,883
Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	1,286
End of the year	1,109	1,286
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year	22,855	13,556
Additions	4,489	8,449
Disposals		(438)
Exchange rate differences	(401)	1,288
End of the year	26,942	22,855
Gross carrying amount [member] | Furniture and Fixtures [member]
Statement Line Items [Line Items]
Beginning of the year	478	518
Additions	149	15
Disposals		(68)
Exchange rate differences	4	13
End of the year	629	478
Gross carrying amount [member] | Equipment [member]
Statement Line Items [Line Items]
Beginning of the year	20,685	11,584
Additions	4,201	8,434
Disposals		(356)
Exchange rate differences	(312)	1,023
End of the year	24,574	20,685
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	1,692	1,454
Additions	139
Disposals		(14)
Exchange rate differences	(93)	252
End of the year	1,738	1,692
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year	9,394	1,768
Disposals		(326)
Exchange rate differences	26	(21)
Depreciation for the year	5,360	7,974
End of the year	14,780	9,394
Accumulated depreciation, amortisation and impairment [member] | Furniture and Fixtures [member]
Statement Line Items [Line Items]
Beginning of the year	186	58
Disposals
Exchange rate differences	21	(35)
Depreciation for the year	116	163
End of the year	324	186
Accumulated depreciation, amortisation and impairment [member] | Equipment [member]
Statement Line Items [Line Items]
Beginning of the year	8,802	1,575
Disposals		(326)
Exchange rate differences	28	(9)
Depreciation for the year	5,001	7,562
End of the year	13,832	8,802
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year	406	135
Disposals
Exchange rate differences	(22)	22
Depreciation for the year	243	249
End of the year	$ 628	$ 406